Unrecognized contractual commitments (excluding Orange Bank) - Operating activities commitments - Tabular disclosure (Details) € in Millions	Dec. 31, 2019 EUR (€)
Disclosure of unrecognized contractual commitments [line items]
Operating activities commitments	€ 12,450
Operating leases commitments	730
Investment commitments	1,878
Public initiative networks commitments	4,928
Guarantees granted to third parties in the ordinary course of business	1,131
Not later than one year [member]
Disclosure of unrecognized contractual commitments [line items]
Operating activities commitments	3,943
Operating leases commitments	119
Investment commitments	620
Public initiative networks commitments	1,114
Guarantees granted to third parties in the ordinary course of business	212
Later than one year and not later than five years [member]
Disclosure of unrecognized contractual commitments [line items]
Operating activities commitments	4,441
Operating leases commitments	313
Investment commitments	820
Public initiative networks commitments	1,855
Guarantees granted to third parties in the ordinary course of business	155
Later than five years [member]
Disclosure of unrecognized contractual commitments [line items]
Operating activities commitments	4,066
Operating leases commitments	298
Investment commitments	438
Public initiative networks commitments	1,959
Guarantees granted to third parties in the ordinary course of business	764
Purchase commitment, handsets [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	395
Purchase commitment, handsets [member] | Not later than one year [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	393
Purchase commitment, handsets [member] | Later than one year and not later than five years [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	2
Purchase commitment, transmission capacity [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	572
Purchase commitment, transmission capacity [member] | Not later than one year [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	185
Purchase commitment, transmission capacity [member] | Later than one year and not later than five years [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	189
Purchase commitment, transmission capacity [member] | Later than five years [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	198
Purchase commitment, other goods and services [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	2,816
Purchase commitment, other goods and services [member] | Not later than one year [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	1,300
Purchase commitment, other goods and services [member] | Later than one year and not later than five years [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	1,107
Purchase commitment, other goods and services [member] | Later than five years [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	€ 409